Cover	May 18, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	ARC Group Securities Acquisition I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002094712
Amendment Flag	true
Amendment Description	This Registration Statement contains a prospectus relating to the initial public offering of units of ARC Group Securities Acquisition I, for $10.00 per unit, each consisting of one Class A ordinary share and one redeemable warrant and one right entitling the holder thereof to receive one-quarter (1/4) of one Class A ordinary share upon consummation of our initial business combination, as described in more detail in the prospectus contained herein. This Registration Statement also contains a prospectus relating to the offer and sales of units of ARC Group Securities Acquisition I in connection with certain market making transactions that may be effected by ARC Group Securities LLC in the secondary market for 30 days following the date of this prospectus. The complete prospectus relating to the initial public offering of our units (the “IPO Prospectus”) follows immediately after this Explanatory Note. Following the IPO Prospectus are certain pages of the prospectus relating solely to such market making transactions (together with the remainder of the prospectus as modified as indicated below, the “Market Making Prospectus”), including an alternate front and back cover page, an alternate table of contents and alternate sections entitled “Summary — The Offering,” “Use of Proceeds” and “Plan of Distribution.” Such alternate pages have been marked “Alternate Pages for Market Making Prospectus.” The Market Making Prospectus will not include the information in the sections of the IPO Prospectus entitled “Risk Factors — Our initial shareholders paid a nominal price for the founder shares and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares,” “Risk Factors — The determination of the offering price of our units, the size of this offering and the terms of the units is more arbitrary than the pricing of securities and size of an offering of an operating company in a particular industry. You may have less assurance, therefore, that the offering price of our units properly reflects the value of such units than you would have in a typical offering of an operating company,” “Dilution,” “Capitalization,” and “Underwriting (Conflicts of Interest).” All other sections of the IPO Prospectus are to be used in the Market Making Prospectus. A complete version of each of the IPO Prospectus and the Market Making Prospectus will be filed with the U.S. Securities and Exchange Commission (the “SEC”) in accordance with Rule 424 under the Securities Act.